united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-4923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN	38119
(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq., Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:	901-761-2474

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Longleaf Partners Fund

 (LLPFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Fund	$39	0.79%Footnote Reference*

            * annualized

How did the Fund perform during the reporting period?

We have bad news and good news. The bad news is that the Longleaf Partners Fund declined -6.31% in the second quarter, compared to the S&P 500 and Russell 1000 Value, which returned 4.28% and -2.17%. In the quarter, we didn't have enough significant winners, and more 10%+ decliners led to disappointing relative performance. Additionally, with the market hitting new highs regularly, we ended the quarter with a higher-than-normal 19% cash position. The good news is that our stock price declines were overreactions, resulting in our aggregate value per share performance outpacing stock price performance in the quarter. We own great companies that are on offense. It was encouraging to see large stock price moves in our favor since quarter end as of the posting of this letter. It has also been nice to see some overvalued market favorites moving in the opposite direction. We are excited about the future of the portfolio and in position to achieve our goal of double digit returns this year and beyond.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,617
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Longleaf Partners Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,403	$10,742
Jun-2016	$8,475	$11,171
Jun-2017	$10,369	$13,170
Jun-2018	$11,168	$15,064
Jun-2019	$9,888	$16,633
Jun-2020	$8,775	$17,881
Jun-2021	$14,252	$25,175
Jun-2022	$11,986	$22,503
Jun-2023	$12,860	$26,912
Jun-2024	$13,617	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Longleaf Partners Fund	-0.13%	5.89%	6.61%	3.14%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
20.2%
Industrials
15.4%
Communications
12.9%
Technology
10.7%
Financials
6.1%
Energy
5.8%
Consumer Staples
5.5%
Health Care
4.2%
Short-Term Investments and Other Assets (Liabilities), Net
19.2%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	19.2%
Health Care	4.2%
Consumer Staples	5.5%
Energy	5.8%
Financials	6.1%
Technology	10.7%
Communications	12.9%
Industrials	15.4%
Consumer Discretionary	20.2%

Fund Statistics

Net Assets	$1,274,138,103
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$3,909,251
Portfolio Turnover	12%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	80.8%
Short-Term Investments and Other Assets (Liabilities), Net	19.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FedEx Corporation	7.1%
Affiliated Managers Group, Inc.	6.0%
CNX Resources Corporation	5.8%
Fidelity National Information Services, Inc.	5.5%
Kellanova	5.5%
IAC, Inc.	5.4%
MGM Resorts International	5.2%
Mattel, Inc.	4.8%
CNH Industrial NV	4.8%
Bio-Rad Laboratories, Inc. - Class A	4.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( southeasternasset.com/investment-offerings/longleaf-partners-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Longleaf-P-SAR 063024

Longleaf Partners Fund - - (LLPFX)

Semi-Annual Shareholder Report - June 30, 2024

Longleaf Partners Global Fund

 (LLGLX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Global Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-global-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Global Fund	$53	1.05%Footnote Reference*

            * annualized

How did the Fund perform during the reporting period?

We have bad news and good news. The bad news is that the Longleaf Partners Global Fund declined -4.81% in the second quarter, behind the FTSE Developed and FTSE Developed Value indices, which returned 2.48% and -1.66%, respectively. In the quarter, we didn't have enough significant winners, and more 10%+ decliners led to disappointing relative performance. The good news is that our stock price declines were overreactions, resulting in our aggregate value per share performance outpacing stock price performance in the quarter. We own great companies that are on offense. It was encouraging to see large stock price moves in our favor since quarter end as of the posting of this letter. It has also been nice to see some overvalued market favorites moving in the opposite direction. We are excited about the future of the portfolio and in position to achieve our goal of double digit returns this year and beyond.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners Global Fund
FTSE Developed Index - Net Tax TR (USD) Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,665
$12,711
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Longleaf Partners Global Fund	FTSE Developed Index - Net Tax TR (USD) Index
Jun-2014	$10,000	$10,000
Jun-2015	$8,566	$10,118
Jun-2016	$7,760	$9,835
Jun-2017	$11,089	$11,675
Jun-2018	$11,685	$12,962
Jun-2019	$11,088	$13,704
Jun-2020	$9,994	$14,090
Jun-2021	$14,048	$19,621
Jun-2022	$10,658	$16,701
Jun-2023	$11,922	$19,754
Jun-2024	$12,711	$23,665

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Global Fund	3.18%	6.62%	2.77%	2.43%
FTSE Developed Index - Net Tax TR (USD) Index	11.32%	19.80%	11.55%	9.00%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	3.1%
Health Care	4.0%
Technology	4.9%
Energy	6.0%
Consumer Staples	9.0%
Industrials	11.4%
Financials	11.6%
Communications	23.8%
Consumer Discretionary	26.2%

Fund Statistics

Net Assets	$247,275,780
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$1,089,414
Portfolio Turnover	17%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	96.9%
Short-Term Investments and Other Assets (Liabilities), Net	3.1%

Country Weighting (% of net assets)

United States
53.5%
Netherlands
11.8%
France
10.8%
Sweden
5.9%
Switzerland
4.9%
Ireland
3.9%
Germany
3.5%
United Kingdom
2.6%
Short-Term Investments and Other Assets (Liabilities), Net
3.1%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	3.1%
United Kingdom	2.6%
Germany	3.5%
Ireland	3.9%
Switzerland	4.9%
Sweden	5.9%
France	10.8%
Netherlands	11.8%
United States	53.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FedEx Corporation	6.9%
Exor N.V.	6.0%
CNX Resources Corporation	6.0%
Millicom International Cellular SA	5.9%
Prosus NV	5.8%
Affiliated Managers Group, Inc.	5.6%
IAC, Inc.	5.2%
Kellanova	5.1%
Compagnie Financiere Richemont S.A.	4.9%
Fidelity National Information Services, Inc.	4.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( southeasternasset.com/investment-offerings/longleaf-partners-global-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Longleaf-G-SAR 063024

Longleaf Partners Global Fund - - (LLGLX)

Semi-Annual Shareholder Report - June 30, 2024

Longleaf Partners International Fund

 (LLINX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-international-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners International Fund	$52	1.05%Footnote Reference*

            * annualized

How did the Fund perform during the reporting period?

Longleaf Partners International Fund declined -4.24% in the second quarter; the FTSE Developed ex-North America Index fell -0.75%. The quarter started off with a robust Q1 reporting season, highlighting strong performance across most of our businesses and solid value growth. However, share prices peaked early and were subsequently overshadowed by broader macroeconomic concerns and election cycles, particularly in Mexico, the United Kingdom, and France, where we have relative overweight exposure, except in the United Kingdom, where we are in line with the index. We believe these headwinds are temporary and may even prove beneficial for our companies. While the market dislikes the near-term uncertainty of election cycles, we own companies we believe are, at worst, immune due to the non-discretionary nature of their products and services, strong brands and/or diversified end market exposures with highly resilient market dynamics. We look forward to these companies demonstrating their structural strengths through the H1 reporting season, which we expect will refocus the market on stock-specific fundamentals where our investees excel. An exception to the negative election trend was India, where the market quickly rebounded after elections, as seen in the strong performance of HDFC Bank. Our portfolio features competitively advantaged businesses, many led by owner-operators. We are eager for the market to refocus on fundamentals, which we believe remain strong for the businesses we own, once the election outcomes mentioned above are resolved.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners International Fund
FTSE Developed ex North America Index - Net Tax TR (USD) Index
$20,000
$15,000
$10,000
$5,000
$0
$15,301
$11,131
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Longleaf Partners International Fund	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Jun-2014	$10,000	$10,000
Jun-2015	$8,609	$9,585
Jun-2016	$7,721	$8,660
Jun-2017	$10,218	$10,489
Jun-2018	$10,755	$11,227
Jun-2019	$11,336	$11,232
Jun-2020	$9,495	$10,726
Jun-2021	$12,800	$14,427
Jun-2022	$9,193	$11,662
Jun-2023	$10,871	$13,758
Jun-2024	$11,131	$15,301

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Longleaf Partners International Fund	- 0.75%	2.39%	- 0.36%	1.08%
FTSE Developed ex North America Index - Net Tax TR (USD) Index	4.68%	11.22%	6.38%	4.35%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
38.7%
Consumer Staples
21.3%
Communications
15.5%
Financials
10.2%
Materials
5.1%
Industrials
3.9%
Short-Term Investments and Other Assets (Liabilities), Net
5.3%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	5.3%
Industrials	3.9%
Materials	5.1%
Financials	10.2%
Communications	15.5%
Consumer Staples	21.3%
Consumer Discretionary	38.7%

Fund Statistics

Net Assets	$697,252,180
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$3,085,165
Portfolio Turnover	24%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	94.7%
Short-Term Investments and Other Assets (Liabilities), Net	5.3%

Country Weighting (% of net assets)

France
13.7%
United Kingdom
11.3%
Netherlands
10.0%
Mexico
9.5%
Hong Kong
8.6%
Germany
6.3%
Switzerland
6.2%
Ireland
6.0%
India
5.2%
Sweden
4.2%
Other Countries
13.7%
Short-Term Investments and Other Assets (Liabilities), Net
5.3%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	5.3%
Other Countries	13.7%
Sweden	4.2%
India	5.2%
Ireland	6.0%
Switzerland	6.2%
Germany	6.3%
Hong Kong	8.6%
Mexico	9.5%
Netherlands	10.0%
United Kingdom	11.3%
France	13.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Compagnie Financiere Richemont S.A.	6.1%
Glanbia PLC	6.0%
Accor SA	5.9%
Premier Foods PLC	5.8%
HDFC Bank Ltd.	5.2%
Prosus NV	5.0%
Exor N.V.	5.0%
Gruma, S.A.B. DE C.V.	4.9%
Becle S.A.B. de C.V.	4.6%
Millicom International Cellular SA	4.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( southeasternasset.com/investment-offerings/longleaf-partners-international-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Longleaf-I-SAR 063024

Longleaf Partners International Fund - - (LLINX)

Semi-Annual Shareholder Report - June 30, 2024

Longleaf Partners Small-Cap Fund

 (LLSCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Small-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Small-Cap Fund	$48	0.95%Footnote Reference*

            * annualized

How did the Fund perform during the reporting period?

Longleaf Partners Small-Cap Fund returned -4.24% in the second quarter, underperforming both the Russell 3000 and Russell 2000 in another tough quarter for small-cap stocks. The Fund is still up in absolute terms and ahead of the Russell 2000 for the year. The Fund’s objective has remained the same since its inception: to deliver long-term, double-digit absolute returns. While most of our companies saw operational progress in the quarter, this did not translate into stock price gains. Over 100% of the Russell 3000’s performance was driven by the Information Technology sector and many of its larger-cap components. Conversely, the Russell 2000 saw a decline for the quarter, with only two sectors positively contributing to returns. This compared to the Russell 2000 Value, a more style-appropriate index, that was down -3.64% in the quarter, with no sectors contributing positively. We have written before about the Small-Cap Fund’s long history of benefitting from corporate actions such as asset sales, spin-offs and whole company sales and mergers. After a deferral of these events during the last few years, we are now to a point where over 50% of the portfolio’s NAV is in at least 10 investments with heightened odds of value-realizing corporate events occurring over the next 6-12 months. We will not bat 1.000 on these opportunities, but this uniquely high percentage boosts our confidence in near term future returns. With US Treasury interest rates stabilizing at historical norms, we believe the environment is becoming increasingly favorable for true bottom-up stock pickers like us. In the long run, stock picking will be what matters most and is where we can deliver the most value for our clients.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners Small-Cap Fund
Russell 3000® Total Return Index
Russell 2000® Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$19,677
$16,328
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Longleaf Partners Small-Cap Fund	Russell 3000® Total Return Index	Russell 2000® Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,775	$10,729	$10,649
Jun-2016	$10,657	$10,959	$9,932
Jun-2017	$12,232	$12,987	$12,375
Jun-2018	$13,683	$14,907	$14,549
Jun-2019	$12,976	$16,246	$14,067
Jun-2020	$10,304	$17,306	$13,135
Jun-2021	$16,851	$24,950	$21,283
Jun-2022	$13,981	$21,490	$15,920
Jun-2023	$14,357	$25,563	$17,879
Jun-2024	$16,328	$31,475	$19,677

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Small-Cap Fund	2.32%	13.73%	4.70%	5.03%
Russell 3000® Total Return Index	13.56%	23.13%	14.14%	12.15%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Effective May 1, 2024, the Fund changed its broad-based securities market index to the Russell 3000 Index due to regulatory requirements. The Fund retained the Russell 2000 Index as a performance benchmark because it is more closely aligned with the Fund’s investment strategy.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
29.3%
Consumer Staples
22.8%
Real Estate
17.1%
Energy
6.0%
Health Care
4.8%
Financials
4.5%
Communications
3.2%
Short-Term Investments and Other Assets (Liabilities), Net
12.3%

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	12.3%
Communications	3.2%
Financials	4.5%
Health Care	4.8%
Energy	6.0%
Real Estate	17.1%
Consumer Staples	22.8%
Consumer Discretionary	29.3%

Fund Statistics

Net Assets	$792,382,313
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$3,157,051
Portfolio Turnover	17%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	77.2%
Preferred Stocks	10.5%
Short-Term Investments and Other Assets (Liabilities), Net	12.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%	10.5%
Westrock Coffee Company	6.4%
CNX Resources Corporation	6.0%
Graham Holdings Company - Class B	6.0%
Gruma, S.A.B. DE C.V.	5.9%
Mattel, Inc.	5.2%
Atlanta Braves Holdings, Inc. - Class C	4.9%
Oscar Health, Inc. - Class A	4.8%
Park Hotels & Resorts, Inc.	4.6%
White Mountains Insurance Group Ltd.	4.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Longleaf-SC-SAR 063024

Longleaf Partners Small-Cap Fund - - (LLSCX)

Semi-Annual Shareholder Report - June 30, 2024

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-
Annual
Financial
Statements

June 30, 2024

Partners Fund

Small-Cap Fund

International Fund

Global Fund

/ 1

Portfolio of Investments (Unaudited)

Partners Fund

Common Stocks
	Shares	Value	% of Net Assets
Aerospace & Defense
RTX Corporation	450,782	$45,254,005	3.6%
Apparel & Textile Products
PVH Corporation	437,447	46,312,514	3.6
Asset Management
Affiliated Managers Group, Inc.	492,252	76,904,530	6.0
Entertainment Content
Warner Bros Discovery, Inc. Series A(a)	6,495,012	48,322,889	3.8
Warner Music Group Corporation	1,544,530	47,339,845	3.7
		95,662,734	7.5
Food
Kellanova	1,205,334	69,523,665	5.5
Internet Media & Services
IAC, Inc.(a)	1,464,721	68,622,179	5.4
Leisure Facilities & Services
Hyatt Hotels Corporation - Class A	227,601	34,577,144	2.7
Live Nation Entertainment, Inc.(a)	526,472	49,351,485	3.9
MGM Resorts International(a)	1,490,343	66,230,842	5.2
		150,159,471	11.8
Leisure Products
Mattel, Inc.(a)	3,772,498	61,340,817	4.8
Machinery
CNH Industrial NV (Netherlands)	5,969,924	60,475,330	4.8
Medical Equipment & Devices
Bio-Rad Laboratories, Inc. - Class A(a)	196,969	53,794,204	4.2
Oil & Gas Producers
CNX Resources Corporation(a)	3,049,163	74,094,661	5.8
Technology Services
Fidelity National Information Services, Inc.	929,871	70,075,079	5.5
Fiserv, Inc.(a)	178,443	26,595,145	2.1
PayPal Holdings, Inc.(a)	686,174	39,818,677	3.1
		136,488,901	10.7
Transportation & Logistics
FedEx Corporation	301,612	90,435,342	7.1
Total Common Stocks (Cost $968,243,994)		1,029,068,353	80.8

Short-Term Obligations
	Principal Amount
Repurchase agreement with State Street Bank, 4.46%, dated 06/28/24, due 07/01/24, Repurchase price $246,633,631 (Collateral: $251,472,840 U.S. Treasury Notes, .125% due 07/15/2031 - 01/15/2032, Par $248,449,500) (Cost $246,542,000)	246,542,000	246,542,000	19.3
Total Investments (Cost $1,214,785,994)		1,275,610,353	100.1
Other Assets (Liabilities), Net		(1,472,250)	(0.1)
Net Assets		$1,274,138,103	100.0%

(a)	Non-income producing security.

See Notes to Financial Statements.

/ 2

Portfolio of Investments (Unaudited)

Small-Cap Fund

Common Stocks
	Shares	Value	% of Net Assets
Beverages
The Boston Beer Company, Inc. - Class A(a)	106,204	$32,397,530	4.1%
Westrock Coffee Company(a)(b)	4,990,822	51,056,109	6.4
		83,453,639	10.5
Consumer Services
Graham Holdings Company - Class B	67,379	47,134,979	6.0
Food
Dole PLC	1,625,656	19,898,029	2.5
Gruma, S.A.B. DE C.V. (Mexico)	2,559,525	46,696,940	5.9
		66,594,969	8.4
Health Care Facilities & Services
Oscar Health, Inc. - Class A(a)	2,398,239	37,940,141	4.8
Insurance
White Mountains Insurance Group Ltd.	19,618	35,654,734	4.5
Leisure Facilities & Services
Atlanta Braves Holdings, Inc. - Class C(a)	982,236	38,739,389	4.9
Hyatt Hotels Corporation - Class A	145,394	22,088,256	2.8
		60,827,645	7.7
Leisure Products
Mattel, Inc.(a)	2,521,419	40,998,273	5.2
Oil & Gas Producers
CNX Resources Corporation(a)	1,952,183	47,438,047	6.0
Publishing & Broadcasting
Liberty Media Corporation Liberty Live - Class A(a)	119,706	4,490,172	0.6
Liberty Media Corporation Liberty Live - Class C(a)	551,440	21,103,609	2.6
		25,593,781	3.2
Real Estate Owners & Developers
Howard Hughes Holdings, Inc.(a)	319,418	20,704,675	2.6
Real Estate Services
Anywhere Real Estate, Inc.(a)(b)	5,710,068	18,900,325	2.4
REITS
Empire State Realty Trust, Inc.	2,712,894	25,446,945	3.2
Park Hotels & Resorts, Inc.	2,425,421	36,332,806	4.6
PotlatchDeltic Corporation	871,097	34,312,511	4.3
		96,092,262	12.1
Retail – Consumer Staples
Ingles Markets, Inc. - Class A	440,184	30,201,024	3.8
Total Common Stocks (Cost $490,565,846)		611,534,494	77.2

Preferred Stock
Consumer Services
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(b)(c)(d) (Cost $95,452,160)	932,150	83,334,210	10.5

See Notes to Financial Statements.

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase agreement with State Street Bank, 4.46%, dated 06/28/24, due 07/01/24, Repurchase price $98,949,763 (Collateral: $100,891,260 U.S. Treasury Notes, .125% due 01/15/2032, Par $102,631,700) (Cost $98,913,000)	98,913,000	$98,913,000	12.5%
Total Investments (Cost $684,931,006)		793,781,704	100.2
Other Assets (Liabilities), Net		(1,399,391)	(0.2)
Net Assets		$792,382,313	100.0%

(a)	Non-income producing security.
(b)	Affiliated issuer during the period. See Note 6.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 7.
(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at June 30, 2024 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees (See Note 2).

See Notes to Financial Statements.

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Portfolio of Investments (Unaudited)

International Fund

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
Compagnie Financiere Richemont S.A. (Switzerland)	274,651	$42,929,004	6.1%
Samsonite International SA (Hong Kong)	5,070,900	15,114,838	2.2
		58,043,842	8.3
Asset Management
Exor N.V. (Netherlands)	333,738	34,870,617	5.0
Banking
HDFC Bank Ltd. (India)	1,786,141	36,062,526	5.2
Beverages
Becle S.A.B. de C.V. (Mexico)	17,552,009	31,726,104	4.6
Chemicals
Kansai Paint Company Ltd. (Japan)	1,036,000	16,753,133	2.4
LANXESS AG (Germany)	757,573	18,640,378	2.7
		35,393,511	5.1
Commercial Support Services
Eurofins Scientific (France)	540,733	27,081,187	3.9
Consumer Cyclycial
Katitas Company, Ltd. (Japan)	46,400	502,749	0.1
E-Commerce Discretionary
Prosus NV (Netherlands)	986,875	35,101,196	5.0
Entertainment Content
Vivendi S.A. (France)	2,605,733	27,241,447	3.9
Food
Glanbia PLC (Ireland)	2,145,737	41,834,402	6.0
Gruma, S.A.B. DE C.V. (Mexico)	1,891,673	34,512,395	4.9
Premier Foods PLC (United Kingdom)	20,001,116	40,150,394	5.8
		116,497,191	16.7
Home & Office Products
Man Wah Holdings Limited (Hong Kong)	30,077,500	20,634,853	3.0
Internet Media & Services
Delivery Hero SE (Germany)	1,066,012	25,329,490	3.6
NAVER Corporation (South Korea)	217,984	26,176,045	3.8
		51,505,535	7.4
Leisure Facilities & Services
Accor SA (France)	998,075	40,851,188	5.9
Domino’s Pizza Group PLC (United Kingdom)	6,907,395	26,759,946	3.8
Entain PLC (United Kingdom)	1,511,301	11,984,252	1.7
H World Group Ltd. (China)	905,200	3,011,198	0.4
H World Group Ltd. - ADR (China)	677,332	22,568,702	3.2
Jollibee Foods Corporation (Philippines)	6,818,370	26,340,604	3.8
Melco International Development Ltd.(a) (Hong Kong)	2,154,700	1,445,532	0.2
Melco Resorts & Entertainment Ltd. - ADR(a) (Hong Kong)	3,053,733	22,780,848	3.3
		155,742,270	22.3
Telecommunications
Millicom International Cellular SA(a) (Sweden)	1,217,538	29,569,502	4.2
Total Common Stocks (Cost $565,892,286)		659,972,530	94.7

See Notes to Financial Statements.

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase agreement with State Street Bank, 4.46%, dated 06/28/24, due 07/01/24, Repurchase price $31,717,784 (Collateral: $32,340,120 U.S. Treasury Note, .125% due 07/15/2031, Par $31,369,600) (Cost $31,706,000)	31,706,000	$31,706,000	4.5%
Total Investments (Cost $597,598,286)		691,678,530	99.2
Other Assets (Liabilities), Net		5,573,650	0.8
Net Assets		$697,252,180	100.0%

(a)	Non-income producing security.

See Notes to Financial Statements.

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Portfolio of Investments (Unaudited)

Global Fund

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
Compagnie Financiere Richemont S.A. (Switzerland)	77,572	$12,124,801	4.9%
Asset Management
Affiliated Managers Group, Inc.	89,245	13,942,746	5.6
Exor N.V. (Netherlands)	141,869	14,823,184	6.0
		28,765,930	11.6
Commercial Support Services
Eurofins Scientific (France)	223,991	11,217,999	4.5
E-Commerce Discretionary
Prosus NV (Netherlands)	406,140	14,445,598	5.8
Entertainment Content
Vivendi S.A. (France)	943,647	9,865,288	4.0
Warner Bros Discovery, Inc.(a)	1,201,969	8,942,649	3.6
Warner Music Group Corporation	133,467	4,090,764	1.7
		22,898,701	9.3
Food
Glanbia PLC (Ireland)	488,686	9,527,676	3.9
Kellanova	219,961	12,687,350	5.1
		22,215,026	9.0
Internet Media & Services
Delivery Hero SE(a) (Germany)	365,075	8,674,540	3.5
IAC, Inc.(a)	271,062	12,699,255	5.2
		21,373,795	8.7
Leisure Facilities & Services
Accor SA (France)	135,139	5,531,236	2.2
Entain PLC (United Kingdom)	809,555	6,419,576	2.6
Live Nation Entertainment, Inc.(a)	100,914	9,459,679	3.8
MGM Resorts International(a)	192,394	8,549,990	3.5
		29,960,481	12.1
Leisure Products
Mattel, Inc.(a)	505,258	8,215,495	3.3
Medical Equipment & Devices
Bio-Rad Laboratories, Inc. Class A(a)	36,155	9,874,292	4.0
Oil & Gas Producers
CNX Resources Corporation(a)	607,534	14,763,076	6.0
Technology Services
Fidelity National Information Services, Inc.	159,851	12,046,371	4.9
Telecommunications
Millicom International Cellular SA (Sweden)	603,684	14,661,255	5.9
Transportation & Logistics
FedEx Corporation	56,696	16,999,728	6.9
Total Common Stocks (Cost $225,529,265)		239,562,548	96.9

See Notes to Financial Statements.

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase agreement with State Street Bank, 4.46%, dated 06/28/24, due 07/01/24, Repurchase price $7,966,960 (Collateral: $8,123,280 U.S. Treasury Note, .125% due 07/15/2031, Par $7,879,500) (Cost $7,964,000)	7,964,000	$7,964,000	3.2%
Total Investments (Cost $233,493,265)		247,526,548	100.1
Other Assets (Liabilities), Net		(250,768)	(0.1)
Net Assets		$247,275,780	100.0%

(a)	Non-income producing security.

See Notes to Financial Statements.

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Statements of Assets and Liabilities (Unaudited)

at June 30, 2024

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Assets:
Investments in unaffiliated securities, at cost	$968,243,994	$382,636,722	$565,892,286	$225,529,265
Investments in affiliated securities, at cost	—	203,381,284	—	—
Investments in repurchase agreements, at cost	246,542,000	98,913,000	31,706,000	7,964,000
Total Securities, at cost	1,214,785,994	684,931,006	597,598,286	233,493,265
Investments in unaffiliated securities, at fair value	1,029,068,353	541,578,060	659,972,530	239,562,548
Investments in affiliated securities, at fair value	—	153,290,644	—	—
Investments in repurchase agreements, at fair value	246,542,000	98,913,000	31,706,000	7,964,000
Total Securities, at fair value	1,275,610,353	793,781,704	691,678,530	247,526,548
Cash	—	1,393	857	334
Foreign Cash (Cost $—, $—, $87,820 and $18, respectively)	—	—	87,820	18
Receivable from:
Dividends and interest	508,022	1,193,557	407,167	85,118
Fund shares sold	1,681	16,091	239,360	795
Securities Sold	—	—	12,647,154	—
Total Assets	1,276,120,056	794,992,745	705,060,888	247,612,813
Liabilities:
Payable for:
Fund shares redeemed	1,017,715	106,631	15,508	78,349
Securities purchased	—	1,797,612	7,079,964	—
Investment Counsel fee	666,981	528,916	534,563	188,722
Administration fee	31,616	19,976	17,910	6,219
Other accrued expenses	265,641	157,297	160,763	63,743
Total Liabilities	1,981,953	2,610,432	7,808,708	337,033
Net Assets	$1,274,138,103	$792,382,313	$697,252,180	$247,275,780
Net assets consist of:
Paid in capital	$1,196,283,761	$1,069,202,673	$727,365,353	$234,530,803
Total distributable earnings (losses)	77,854,342	(276,820,360)	(30,113,173)	12,744,977
Net Assets	$1,274,138,103	$792,382,313	$697,252,180	$247,275,780

Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	56,505,615	31,010,997	44,126,940	19,522,710

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$22.55	$25.55	$15.80	$12.67

See Notes to Financial Statements.

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Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2024

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Investment Income:
Dividends from non-affiliates (net foreign tax withheld of $113,250, $43,064, $582,201 and $51,362, respectively)	$7,726,245	$3,311,294	$5,524,668	$1,179,919
Dividends from affiliates	—	1,864,300	—	—
Interest from non-affiliates	4,834,000	2,923,235	929,362	342,980
Total Investment Income	12,560,245	8,098,829	6,454,030	1,522,899
Expenses:
Investment Counsel fee	5,464,512	3,644,302	3,763,155	1,417,697
Administration fees	510,488	322,990	276,385	96,102
Transfer agent fees and expenses	462,459	180,209	164,099	31,626
Trustees’ fees and expenses	99,033	61,838	53,004	18,599
Custodian fees	19,692	21,481	89,507	17,902
Other	231,216	242,392	141,594	69,511
Total Expenses	6,787,400	4,473,212	4,487,744	1,651,437
Expenses waived	(1,555,261)	(487,251)	(677,990)	(328,283)
Net Expenses	5,232,139	3,985,961	3,809,754	1,323,154
Net Investment Income	7,328,106	4,112,868	2,644,276	199,745
Realized and Unrealized Gain (Loss):
Net realized gain:
Non-affiliated securities	77,074,062	86,242,888	3,572,843	17,799,626
Affiliated securities	—	125,082	—	—
Foreign currency transactions	—	33,482	125,664	44,725
Net Realized Gain	77,074,062	86,401,452	3,698,507	17,844,351
Change in unrealized appreciation (depreciation):
Non-affiliated securities	(85,116,720)	(49,165,026)	(10,873,809)	(10,147,190)
Affiliated securities	—	(20,554,314)	—	—
Foreign currency transactions	—	(17,344)	(186,881)	(108)
Net Change in Unrealized Appreciation (Depreciation)	(85,116,720)	(69,736,684)	(11,060,690)	(10,147,298)
Net Realized and Unrealized Gain (Loss)	(8,042,658)	16,664,768	(7,362,183)	7,697,053
Net Increase (Decrease) in Net Assets Resulting from Operations	$(714,552)	$20,777,636	$(4,717,907)	$7,896,798

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Partners Fund		Small-Cap Fund
	Six Months Ended June 30, 2024	Year Ended December 31,	Six Months Ended June 30, 2024	Year Ended December 31,
	(Unaudited)	2023	(Unaudited)	2023
Operations:
Net investment income	$7,328,106	$9,096,616	$4,112,868	$4,897,186
Net realized gain (loss) from investments and foreign currency transactions	77,074,062	(31,221,717)	86,401,452	(129,402,387)
Net change in unrealized appreciation (depreciation) from investments and foreign currency transactions	(85,116,720)	310,608,765	(69,736,684)	294,730,846
Net increase (decrease) in net assets resulting from operations	(714,552)	288,483,664	20,777,636	170,225,645
Distributions to Shareholders:
Total distributions	—	(9,119,995)	—	(8,000,969)
Capital Share Transactions:
Net proceeds from sale of shares	2,470,050	9,168,107	4,673,818	46,947,727
Reinvestment of shareholder distributions	—	8,236,215	—	7,080,200
Cost of shares redeemed	(96,631,332)	(163,543,022)	(86,586,782)	(541,779,007)
Net decrease in net assets from capital share transactions	(94,161,282)	(146,138,700)	(81,912,964)	(487,751,080)
Total increase (decrease) in net assets	(94,875,834)	133,224,969	(61,135,328)	(325,526,404)
Net Assets:
Beginning of year or period	1,369,013,937	1,235,788,968	853,517,641	1,179,044,045
End of year or period	$1,274,138,103	$1,369,013,937	$792,382,313	$853,517,641
Capital Share Transactions:
Issued	108,787	442,372	180,642	2,075,815
Reinvested	—	368,347	—	287,462
Redeemed	(4,226,838)	(7,881,033)	(3,347,542)	(24,381,713)
Net decrease in shares outstanding	(4,118,051)	(7,070,314)	(3,166,900)	(22,018,436)

See Notes to Financial Statements.

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	International Fund		Global Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income (loss)	$2,644,276	$11,430,813	$199,745	$(119,037)
Net realized gain (loss) from investments and foreign currency transactions	3,698,507	28,438,425	17,844,351	(6,372,342)
Net change in unrealized appreciation (depreciation) from investments and foreign currency transactions	(11,060,690)	76,202,893	(10,147,298)	55,431,538
Net increase (decrease) in net assets resulting from operations	(4,717,907)	116,072,131	7,896,798	48,940,159
Distributions to Shareholders:
Total distributions	—	(13,805,104)	—	(357,973)
Capital Share Transactions:
Net proceeds from sale of shares	18,385,268	40,557,181	506,211	2,490,946
Reinvestment of shareholder distributions	—	10,284,540	—	329,751
Cost of shares redeemed	(38,653,947)	(123,596,162)	(15,128,091)	(22,800,794)
Net decrease in net assets from capital share transactions	(20,268,679)	(72,754,441)	(14,621,880)	(19,980,097)
Total increase (decrease) in net assets	(24,986,586)	29,512,586	(6,725,082)	28,602,089
Net Assets:
Beginning of year or period	722,238,766	692,726,180	254,000,862	225,398,773
End of year or period	$697,252,180	$722,238,766	$247,275,780	$254,000,862
Capital Share Transactions:
Issued	1,150,880	2,630,438	39,586	214,949
Reinvested	—	646,826	—	26,787
Redeemed	(2,379,224)	(8,050,292)	(1,205,959)	(2,007,698)
Net decrease in shares outstanding	(1,228,344)	(4,773,028)	(1,166,373)	(1,765,962)

See Notes to Financial Statements.

/ 12

Notes to Financial Statements (Unaudited)

Note 1. Organization

Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended.

Note 2. Significant Accounting Policies

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946.

Management Estimates

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.

Security Valuation

The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 7. Fair Value Measurements).

Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.

In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.

When market quotations are not readily available, valuations of portfolio securities are determined by Southeastern Asset Management, Inc. (“Southeastern”) in accordance with procedures adopted by and under the general supervision of the Funds’ Board of Trustees (the “Board”). In determining fair value, Southeastern considers relevant qualitative and quantitative information including news regarding significant market or security specific events. Southeastern may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.

Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Board. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of

/ 13

the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by Southeastern in accordance with procedures adopted by and under the general supervision of the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.

Security Transactions

For financial reporting purposes, the Funds record security transactions on trade date. Realized gains and losses on security transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon after the ex-dividend date as the Fund is able to obtain information on the dividend. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITs”) and Master Limited Partnerships (“MLPs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Distributions to Shareholders

Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Federal Income Taxes

The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. Accordingly, no federal income tax provision is required. Reclassifications are made within the Funds’ capital accounts for permanent book and tax basis differences.

The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2020 through 2023), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds did not incur any interest or penalties during the period.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

/ 14

Note 3. Investment Counsel Agreement and Other Transactions with Affiliates

Southeastern serves as Investment Counsel to the Funds and receives annual compensation, computed daily and paid monthly, in accordance with the following schedule:

Partners Fund	1.00% on first $400 million of average net assets 0.75% in excess of $400 million
Small-Cap Fund	1.00% on first $400 million of average net assets 0.75% in excess of $400 million
International Fund	1.10% on first $500 million of average net assets 0.90% in excess of $500 million
Global Fund	1.125% on first $500 million of average net assets 1.00% in excess of $500 million

Investment Counsel fees payable at June 30, 2024 and Investment Counsel fees expense for the period ended June 30, 2024 are disclosed on the Statements of Assets and Liabilities and the Statements of Operations, respectively.

Southeastern has contractually committed to waive fees and/or reimburse expenses so that each Fund’s annual operating expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) do not exceed the following:

Partners Fund	0.79%
Small-Cap Fund	0.95
International Fund	1.05
Global Fund	1.05

Expenses waived and/or reimbursed for the period ended June 30, 2024, are disclosed on the Statements of Operations. The fee-waiver agreements are in effect through at least April 30, 2025. These agreements may not be terminated without Board approval.

Southeastern also serves as the Fund Administrator and in this capacity is responsible for managing, performing or supervising the administrative and business operations of the Funds. The Funds pay a fee as compensation for these services, accrued daily and paid monthly. Effective May 1, 2024, the fee is 0.03% per annum of average daily net assets. Prior to May 1, 2024, the fee was of 0.10% per annum of average daily net assets. Administration fee payable at June 30, 2024 and Administration fee expense for the period ended June 30, 2024 are disclosed in the Statements of Assets and Liabilities and Statements of Operations, respectively.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until resignation or removal. “Independent Trustees,” meaning those Trustees who are not “interested persons”, as defined in the 1940 Act, of the Trust, each receives annual compensation of $90,000 from the Trust, paid in four equal quarterly installments. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. One Trustee of the Trust is an employee of Southeastern. Trustee fees and expenses for the period ended June 30, 2024 are disclosed in the Statements of Operations. There were no Trustee fees payable at June 30, 2024.

Note 4. Investment Transactions

Purchases and sales of investment securities for the period ended June 30, 2024 (excluding short-term and U.S. government obligations) are summarized below:

	Purchases	Sales
Partners Fund	$137,250,408	$292,782,546
Small-Cap Fund	123,308,113	173,694,269
International Fund	165,470,663	169,824,825
Global Fund	40,223,559	41,944,672

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Note 5. Related Ownership

At June 30, 2024, officers, employees of Southeastern and their families, Fund Trustees, the Southeastern retirement plan and other affiliates owned the following:

	% of Fund
Partners Fund	32	%*
Small-Cap Fund	17	*
International Fund	42	*
Global Fund	71	*

*	A significant portion consists of a few shareholders whose redemptions could have a material impact on the fund.

Note 6. Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended June 30, 2024 were as follows:

	Shares at 6/30/24	Value at 12/31/23	Purchases	Sales	Dividends	Net Realized Gain (Loss) 1/1/24 to 6/30/24	Net Unrealized Appreciation (Depreciation) 1/1/24 to 6/30/24	Value at 6/30/24
Small-Cap Fund
Common Stocks
Anywhere Real Estate, Inc.* (Real Estate Services)	5,710,068	$46,308,651	$—	$—	$—	$—	$(27,408,326)	$18,900,325
Westrock Coffee Company* (Beverages)	4,990,822	53,411,532	—	2,529,822	—	125,082	49,317	51,056,109

Preferred Stock
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(a)(b) (Consumer Services)	932,150	76,529,515	—	—	1,864,300	—	6,804,695	83,334,210
		$176,249,698	$—	$2,529,822	$1,864,300	$125,082	$(20,554,314)	$153,290,644

*	Non-income producing security.

(a)	Restricted security, see Portfolio of Investments for additional disclosures.
(b)	Investment categorized as Level 3 in fair value hierarchy. See Note 7.

Note 7. Fair Value Measurements

FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

/ 16

A summary of the inputs used in valuing the Funds’ investments at June 30, 2024 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$1,029,068,353	$—	$—	$1,029,068,353
Short-Term Obligations	—	246,542,000	—	246,542,000
	$1,029,068,353	$246,542,000	$—	$1,275,610,353

Small-Cap Fund
Common Stocks	$611,534,494	$—	$—	$611,534,494
Preferred Stock	—	—	83,334,210	83,334,210
Short-Term Obligations	—	98,913,000	—	98,913,000
	$611,534,494	$98,913,000	$83,334,210	$793,781,704

International Fund
Common Stocks	$194,075,594	$465,896,936	$—	$659,972,530
Short-Term Obligations	—	31,706,000	—	31,706,000
	$194,075,594	$497,602,936	$—	$691,678,530

Global Fund
Common Stocks	$141,799,071	$97,763,477	$—	$239,562,548
Short-Term Obligations	—	7,964,000	—	7,964,000
	$141,799,071	$105,727,477	$—	$247,526,548

The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing the income approach, which includes an analysis of various factors and subjective assumptions, including the current common stock price of the issuer, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because a variety of factors and inputs, both observable and unobservable, are considered in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.

Fund	Investments in Securities	Fair Value (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$83,334	Binomial Lattice Pricing	Straight Debt Yield	14.75%	Decrease
				Expected Volatility	46%	Increase

*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value at June 30, 2024:

Small-Cap Fund
Fair Value at December 31, 2023	$76,529,515
Change in unrealized appreciation(a)	6,804,695
Fair Value at June 30, 2024	$83,334,210

(a)	Statements of Operations location: Change in Unrealized Appreciation (Depreciation) Affiliated securities. The entire amount relates to assets held as of June 30, 2024.

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Note 8. Federal Income Taxes

The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund as of June 30, 2024 were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$202,778,883	$166,154,322	$142,505,167	$47,638,248
Gross unrealized depreciation	(154,053,202)	(65,335,585)	(48,424,934)	(35,293,612)
Net unrealized appreciation	$48,725,681	$100,818,737	$94,080,233	$12,344,636
Cost for federal income tax purposes	$1,226,884,672	$692,962,967	$597,598,297	$235,181,912

Note 9. Commitments and Contingencies

The Funds indemnify the Board for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 10. Subsequent Events

The Funds evaluated events from the date of the financial statements through the date the financial statements were issued. There were no subsequent events requiring recognition or disclosure.

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Financial Highlights

The presentation is for a share outstanding throughout each period.

Partners Fund
	Six Months Ended June 30, 2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value Beginning of Period	$22.58		$18.26	$24.81	$21.73	$20.30	$18.35
Net Investment Income(a)	0.13		0.14	0.18	0.22	0.23	0.38
Net Realized and Unrealized Gain (Loss)	(0.16)		4.33	(5.91)	4.79	1.90	2.33
Total from Investment Operations	(0.03)		4.47	(5.73)	5.01	2.13	2.71
Distributions from Net Investment Income	—		(0.15)	(0.20)	(0.23)	(0.23)	(0.42)
Distributions from Net Realized Capital Gains	—		—	(0.62)	(1.70)	(0.47)	(0.34)
Total Distributions	—		(0.15)	(0.82)	(1.93)	(0.70)	(0.76)
Net Asset Value End of Period	$22.55		$22.58	$18.26	$24.81	$21.73	$20.30
Total return	(0.13	)%(d)	24.49%	(23.25)%	23.58%	10.53%	(14.81)%
Net Assets End of Period (thousands)	$1,274,138		$1,369,014	$1,235,789	$1,802,205	$1,655,311	$1,797,792
Ratio of Expenses to Average Net Assets(c)	0.79	%(e)	0.79%	0.79%	0.79%	0.79%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.11	%(e)	0.68%	0.82%	0.86%	1.23%	1.92%
Portfolio Turnover Rate	12	%(d)	43%	39%	35%	37%	6%

Small-Cap Fund
	Six Months Ended June 30, 2024		Year Ended December 31,
	(Unaudited)		2023		2022		2021		2020	2019
Net Asset Value Beginning of Period	$24.97		$20.98		$26.30		$23.85		$24.27	$22.10
Net Investment Income(a)	0.13		0.11		0.20		0.16		0.18	0.51
Net Realized and Unrealized Gain (Loss)	0.45		4.11		(5.27)		2.51		0.79 (b)	3.78
Total from Investment Operations	0.58		4.22		(5.07)		2.67		0.97	4.29
Distributions from Net Investment Income	—		(0.23)		(0.25)		(0.22)		(0.55)	(0.62)
Distributions from Net Realized Capital Gains	—		—		—		—		(0.82)	(1.50)
Return of Capital	—		—		—		—		(0.02)	—
Total Distributions	—		(0.23)		(0.25)		(0.22)		(1.39)	(2.12)
Net Asset Value End of Period	$25.55		$24.97		$20.98		$26.30		$23.85	$24.27
Total return	2.32	%(d)	20.15%		(19.27)%		11.18%		4.14%	19.65%
Net Assets End of Period (thousands)	$792,382		$853,518		$1,179,044		$1,829,722		$1,836,719	$3,324,987
Ratio of Expenses to Average Net Assets	0.95	%(c)(e)	0.95	%(c)	0.95	%(c)	0.96	%(c)	0.96%	0.93%
Ratio of Net Investment Income to Average Net Assets	0.98	%(e)	0.50%		0.84%		0.61%		0.89%	2.10%
Portfolio Turnover Rate	17	%(d)	24%		18%		33%		33%	22%

(a)	Computed using average shares outstanding throughout the period.
(b)	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in the net realized and unrealized gain (loss) on investments for the period.
(c)	Expenses presented net of fee waiver. The Partners Fund expense ratio before waiver for the periods ended June 30, 2024 and December 31, 2023, 2022, 2021, 2020, and 2019 were 1.02%, 1.05%, 1.03%, 1.00%, 1.03%, and 1.00%, respectively. The Small-Cap Fund expense ratio before waiver for the periods ended June 30, 2024 and December 31, 2023, 2022, and 2021 were 1.07%, 1.07%, 1.01%, and 0.97%, respectively.
(d)	Not annualized.
(e)	Annualized.

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International Fund
	Six Months Ended June 30, 2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value Beginning of Period	$15.92		$13.82	$17.11	$17.38	$17.68	$15.26
Net Investment Income(a)	0.06		0.24	0.08	0.09	0.07	0.14
Net Realized and Unrealized Gain (Loss)	(0.18)		2.17	(3.28)	(0.24)	(0.29)	2.89
Total from Investment Operations	(0.12)		2.41	(3.20)	(0.15)	(0.22)	3.03
Distributions from Net Investment Income	—		(0.31)	(0.09)	(0.12)	(0.08)	(0.14)
Distributions from Net Realized Capital Gains	—		—	—	—	—	(0.47)
Total Distributions	—		(0.31)	(0.09)	(0.12)	(0.08)	(0.61)
Net Asset Value End of Period	$15.80		$15.92	$13.82	$17.11	$17.38	$17.68
Total return	(0.75	)%(c)	17.42%	(18.69)%	(0.89)%	(1.22)%	20.00%
Net Assets End of Period (thousands)	$697,252		$722,239	$692,726	$1,280,072	$1,166,163	$1,348,777
Ratio of Expenses to Average Net Assets(b)	1.05	%(d)	1.13%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	0.73	%(d)	1.56%	(0.56)%	0.47%	(0.46)%	0.82%
Portfolio Turnover Rate	24	%(c)	26%	27%	27%	28%	23%

Global Fund
	Six Months Ended June 30, 2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value Beginning of Period	$12.28		$10.04	$13.34	$13.26	$13.19	$11.25
Net Investment Income (Loss)(a)	0.01		(0.01)	0.04	0.09	0.08	0.12
Net Realized and Unrealized Gain (Loss)	0.38		2.27	(3.25)	0.94	0.39	2.17
Total from Investment Operations	0.39		2.26	(3.21)	1.03	0.47	2.29
Distributions from Net Investment Income	—		(0.02)	(0.01)	(0.07)	(0.07)	(0.13)
Distributions from Net Realized Capital Gains	—		—	(0.08)	(0.88)	(0.33)	(0.22)
Total Distributions	—		(0.02)	(0.09)	(0.95)	(0.40)	(0.35)
Net Asset Value End of Period	$12.67		$12.28	$10.04	$13.34	$13.26	$13.19
Total return (2)	3.18	%(c)	22.48%	(24.15)%	8.20%	3.57%	20.38%
Net Assets End of Period (thousands)	$247,276		$254,001	$225,399	$343,327	$342,621	$288,637
Ratio of Expenses to Average Net Assets(b)	1.05	%(d)	1.13%	1.15%	1.15%	1.19%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16	%(d)	(0.05)%	0.33%	0.59%	0.72%	0.95%
Portfolio Turnover Rate	17	%(c)	43%	33%	48%	36%	37%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(b)	Expenses presented net of fee waiver. The International Fund expense ratio before waiver for the periods ended June 30, 2024 and December 31, 2023, 2022, 2021, 2020, and 2019 were 1.24%, 1.27%, 1.26%, 1.17%, 1.20%, and 1.17%, respectively. The Global Fund expense ratio before waiver for the periods ended June 30, 2024 and December 31, 2023, 2022, and 2021 were 1.31%, 1.35%, 1.33%, 1.31%, 1.33%, and 1.32%, respectively.
(c)	Not annualized.
(d)	Annualized.

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Fund Information

The following additional information may be obtained for free by calling (800) 445-9469, visiting southeasternasset.com, or on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A description of Longleaf’s Proxy Voting Policies and Procedures is included in the Statement of Additional Information (SAI).

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is contained in Form N-PX.

Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at www.sec.gov. The exhibits for the most recent 1st and 3rd quarters are also available at www.southeasternasset.com.

Fund Trustees

Additional information about Fund Trustees is included in the SAI.

Our Governing Principles
We will treat your investment as if it were our own.
We will remain significant investors in Longleaf Partners Funds.
We will invest for the long term, while striving to maximize returns and minimize business, financial, purchasing power, regulatory and market risks.
We will choose each equity investment based on its discount from our appraisal of corporate intrinsic value, its financial strength, its management, its competitive position, and our assessment of its future earnings potential.
We will focus our assets in our best ideas.
We will not impose loads or 12b-1 charges on mutual fund shareholders.
We will consider closing to new investors if closing would benefit existing clients.
We will discourage short-term speculators and market timers.
We will continue our efforts to enhance shareholder services.
We will communicate with our investment partners as candidly as possible.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Longleaf Partners Funds Trust

By (Signature and Title)

/s/ O. Mason Hawkins

O. Mason Hawkins

Trustee

Longleaf Partners Funds Trust

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ross Glotzbach

Ross Glotzbach

CEO, Southeastern Asset Management, Inc.

Functioning as principal executive officer under agreements with
Longleaf Partners Funds Trust and its separate series

Date	9/6/2024

By (Signature and Title)

/s/ Ryan S. Hocker

Ryan S. Hocker

Global Funds Treasurer, Southeastern Asset Management, Inc.

Functioning as principal financial officer under agreements with

Longleaf Partners Funds Trust and its separate series

Date	9/6/2024